Document and Entity Information Document	Nov. 03, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2022
Entity File Number	001-16169
Entity Registrant Name	EXELON CORPORATION
Entity Tax Identification Number	23-2990190
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	10 South Dearborn Street
Entity Address, Address Line Two	P.O. Box 805379
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60680-5379
City Area Code	(800)
Local Phone Number	483-3220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, without par value
Trading Symbol	EXC
Security Exchange Name	NASDAQ
Entity Central Index Key	0001109357
Amendment Flag	false
Entity Emerging Growth Company	false
Commonwealth Edison Co [Member]
Document Information [Line Items]
Entity File Number	001-01839
Entity Registrant Name	COMMONWEALTH EDISON COMPANY
Entity Tax Identification Number	36-0938600
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	10 South Dearborn Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60603-2300
City Area Code	(312)
Local Phone Number	394-4321
Entity Central Index Key	0000022606
PECO Energy Co [Member]
Document Information [Line Items]
Entity File Number	000-16844
Entity Registrant Name	PECO ENERGY COMPANY
Entity Tax Identification Number	23-0970240
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	P.O. Box 8699
Entity Address, Address Line Two	2301 Market Street
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19101-8699
City Area Code	(215)
Local Phone Number	841-4000
Title of 12(b) Security	Cumulative Preferred Security, Series D,
Trading Symbol	EXC/28
Security Exchange Name	NYSE
Entity Central Index Key	0000078100
Baltimore Gas and Electric Company [Member]
Document Information [Line Items]
Entity File Number	001-01910
Entity Registrant Name	BALTIMORE GAS AND ELECTRIC COMPANY
Entity Tax Identification Number	52-0280210
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	2 Center Plaza
Entity Address, Address Line Two	110 West Fayette Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21201-3708
City Area Code	(410)
Local Phone Number	234-5000
Entity Central Index Key	0000009466
Pepco Holdings LLC [Member]
Document Information [Line Items]
Entity File Number	001-31403
Entity Registrant Name	PEPCO HOLDINGS LLC
Entity Tax Identification Number	52-2297449
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	701 Ninth Street, N.W.
Entity Address, City or Town	Washington, District of Columbia
Entity Address, Postal Zip Code	20068-0001
City Area Code	(202)
Local Phone Number	872-2000
Entity Central Index Key	0001135971
Potomac Electric Power Company [Member]
Document Information [Line Items]
Entity File Number	001-01072
Entity Registrant Name	POTOMAC ELECTRIC POWER COMPANY
Entity Tax Identification Number	53-0127880
Entity Address, Address Line One	701 Ninth Street, N.W.
Entity Address, City or Town	Washington, District of Columbia
Entity Address, Postal Zip Code	20068-0001
City Area Code	(202)
Local Phone Number	872-2000
Entity Central Index Key	0000079732
Potomac Electric Power Company [Member] | DISTRICT OF COLUMBIA
Document Information [Line Items]
Entity Incorporation, State or Country Code	DC
Potomac Electric Power Company [Member] | VIRGINIA
Document Information [Line Items]
Entity Incorporation, State or Country Code	VA
Delmarva Power and Light Company [Member]
Document Information [Line Items]
Entity File Number	001-01405
Entity Registrant Name	DELMARVA POWER & LIGHT COMPANY
Entity Tax Identification Number	51-0084283
Entity Address, Address Line One	500 North Wakefield Drive
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19702-5440
City Area Code	(202)
Local Phone Number	872-2000
Entity Central Index Key	0000027879
Delmarva Power and Light Company [Member] | VIRGINIA
Document Information [Line Items]
Entity Incorporation, State or Country Code	VA
Delmarva Power and Light Company [Member] | DELAWARE
Document Information [Line Items]
Entity Incorporation, State or Country Code	DE
Atlantic City Electric Company [Member]
Document Information [Line Items]
Entity File Number	001-03559
Entity Registrant Name	ATLANTIC CITY ELECTRIC COMPANY
Entity Tax Identification Number	21-0398280
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	500 North Wakefield Drive
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19702-5440
City Area Code	(202)
Local Phone Number	872-2000
Entity Central Index Key	0000008192